Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Common Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Common Share (Parentheticals) [Line Items]
Diluted weighted average common shares outstanding	1,687,664	27,600,000	1,693,912	27,600,000	27,454,165	26,087,671
Diluted net (loss) income per common share	$ (0.03)	$ 0.03	$ (0.06)	$ 0.21	$ 0.32	$ 0.36
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (loss) Per Common Share (Parentheticals) [Line Items]
Diluted weighted average common shares outstanding	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000	6,900,000
Diluted net (loss) income per common share	$ (0.03)	$ 0.03	$ (0.06)	$ 0.21	$ 0.32	$ 0.36